Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of assumptions used in estimation of grant date fair value of RSUs
	2017	2020	2022
Expected dividend yield	2.68%	0%	0%

Schedule of assumptions used in estimation of grant date fair value of options

Average Risk-free interest rate (a)	2.55%
Expected dividend yield	0.0%
Average expected volatility (b)	44.62%
Termination rate	9%
Suboptimal factor (c)	3.18

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.

(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company’s ordinary shares on the NASDAQ National Market.

(c)
Suboptimal factor represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal factor of the Company and similar companies.

Average Risk-free interest rate (a)	0.75%
Expected dividend yield	0.0%
Average expected volatility (b)	45.29%
Termination rate	9%
Suboptimal factor (c)	3.16

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.

(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company’s ordinary shares on the NASDAQ National Market.

(c)
Suboptimal factor represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal factor of the Company and similar companies.

Average Risk-free interest rate (a)	1.41%
Expected dividend yield	0.0%
Average expected volatility (b)	45.28%
Termination rate	9%
Suboptimal factor (c)	3.14

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.

(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company’s ordinary shares on the NASDAQ National Market.

(c)
Suboptimal factor represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal factor of the Company and similar companies.

Average Risk-free interest rate (a)	1.79%
Expected dividend yield	0.0%
Average expected volatility (b)	44.38%
Termination rate	9%
Suboptimal factor (c)	3.16

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.

(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company’s ordinary shares on the NASDAQ National Market.

(c)
Suboptimal factor represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal factor of the Company and similar companies.

Average Risk-free interest rate (a)	3.01%
Expected dividend yield	0.0%
Average expected volatility (b)	43.93%
Termination rate	9%
Suboptimal factor (c)	3.14

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.

(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company’s ordinary shares on the NASDAQ National Market.

(c)
Suboptimal factor represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal factor of the Company and similar companies.

Average Risk-free interest rate (a)	2.91%
Expected dividend yield	0.0%
Average expected volatility (b)	44.02%
Termination rate	9%
Suboptimal factor (c)	3.14

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.

(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company’s ordinary shares on the NASDAQ National Market.

(c)
Suboptimal factor represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal factor of the Company and similar companies.

Schedule of Stock Option Summary
	Options outstanding		Options exercisable
		Weighted average		Weighted average
		remaining		remaining
Exercise price	Number	contractual life	Number	contractual life
US$	of options	(in years)	of options	(in years)

26.91	18,141	0.6	18,141	0.6

33.27	14,865	3.3	14,865	3.3

28.38	23,699	1.4	23,699	1.4

39.62	66,343	2.1	66,343	2.1

36.11	72,212	3.3	72,212	3.3

33.83	62,418	4.1	62,418	4.1

32.54	107,037	5.4	107,037	5.4

41.84	115,758	6.4	-	-

47.98	103,923	7.1	-	-

35.69	26,666	7.4	-	-

34.90	50,000	7.5	-	-

	661,062		364,715

Schedule of Stock Option Activity
			Weighted
		Weighted	average
	Number	average	grant date
	of options	exercise price	fair value
		US$	US$

Balance at January 1, 2020	465,247

Granted	148,426	32.54	14.82
Exercised	(12,357)	22.38	8.63
Forfeited	(11,269)	33.93	14.56

Balance at December 31, 2020	590,047

Granted	133,925	41.84	16.62
Exercised	(132,702)	34.01	12.85
Forfeited	(11,749)	35.79	15.39

Balance at December 31, 2021	579,521

Granted	198,174	40.82	15.13
Exercised	(66,298)	33.09	13.21
Forfeited	(50,335)	41.67	15.75

Balance at December 31, 2022	661,062
Exercisable at December 31, 2022	364,715

Schedule of Restricted Share Units activity
		Weighted
	Number of	average
	Restricted	grant date
	Share Units	fair value
		US$

Balance at January 1, 2020	39,000

Granted	86,000	35.33
Vested	(39,000)	34.43

Balance at December 31, 2020	86,000

Granted	-	-
Vested	-	-

Balance at December 31, 2021	86,000

Granted	16,000	43.02
Forfeited	(2,000)	35.33
Vested	(43,000)	35.33

Balance at December 31, 2022	57,000

Schedule of Allocation of the Stock-Based Compensation Expenses
	Year ended December 31
	2020	2021	2022
	US$ thousands

Cost of sales	535	480	638
Research and development costs	959	1,011	1,454
Selling and marketing expenses	602	697	774
General and administrative expenses	615	674	711

	2,711	2,862	3,577